Supplement dated March 15, 2013
to the current Prospectus
of each of the Funds Listed Below
_____________________________________________________________________________________

The Prospectus of each Fund is revised as follows:

I. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the subsection entitled “”How to Buy Shares-Qualifying for Class Z Shares-Other Types of Investors,” the following language is added as a final bullet point:

•	Investors working with fee-based consultants for investment selection and allocations.

II. In the section of each Prospectus entitled “How to Buy, Sell and Exchange Fund Shares,” the sub-section captioned “How to Buy Shares-Reducing or Waiving Class A’s Initial Sales Charge-Other Types of Investors” is revised by deleting the fourth bullet point and its text, and replacing it with following:

•	registered representatives and employees of broker-dealers (including their spouses, children and parents) that have entered into dealer agreements with the Distributor;

Investment Company Name	Fund / Series Name
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential MoneyMart Assets, Inc.
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Total Return Bond Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Target Asset Allocation Funds	Target Conservative Allocation Fund
Target Moderate Allocation Fund
Target Growth Allocation Fund
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Jennison 20/20 Focus Fund

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